Interest and investment income, net - Gain/(loss) on derivative instruments (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Interest and investment income, net
Unrealized investment income/(loss) of derivative instruments	¥ 222,975,608	$ 30,547,533	¥ (149,741,836)	¥ (180,503,919)
Realized investment income/(loss) of derivative instruments	(203,518,248)	(27,881,886)	303,576,774	110,083,438
Gain/(loss) on derivative instruments	¥ 19,457,360	$ 2,665,647	¥ 153,834,938	¥ (70,420,481)